Condensed Parent Only Financial Information (Tables)	9 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,	March 31,
	2013	2013
	(In thousands)
Assets
Cash and cash equivalents	$5,238	$2,976
Investment in subsidiaries	196,824	116,357
Intercompany receivables from non-bank subsidiaries	95	—
Other	511	541

Total assets	$202,668	$119,874

Liabilities
Loans payable	$—	$116,300
Accrued interest and fees payable	—	60,161
Other liabilities	470	3,277

Total liabilities	470	179,738
Stockholders’ Equity (Deficit)
Total stockholders’ equity (deficit)	202,198	(59,864)

Total liabilities and stockholders’ equity (deficit)	$202,668	$119,874

Condensed Statements of Operations

Condensed Statements of Operations

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Interest income	$4	$4	$5	$7
Interest expense	7,053	14,448	19,119	17,498

Net interest expense	(7,049)	(14,444)	(19,114)	(17,491)
Equity in net income (loss) from subsidiaries	18,787	(5,519)	(14,781)	(19,498)
Non-interest income	—	4	4	413
Extinguishment of debt	134,514	—	—	—

Income (Loss) from operations	146,252	(19,959)	(33,891)	(36,576)
Reorganization costs	1,929	—	—	—
Non-interest expense	1,031	599	687	1,287

Income (loss) before income taxes	143,292	(20,558)	(34,578)	(37,863)
Income tax expense (benefit)	31,669	(406)	(406)	(1,125)

Net Income (loss)	111,623	(20,152)	(34,172)	(36,738)
Preferred stock dividends in arrears	(2,538)	(4,898)	(6,560)	(6,278)
Preferred stock discount accretion	(6,167)	(5,569)	(7,412)	(7,413)
Retirement of preferred shares	104,000	—	—	—

Net income (loss) available to common equity	$206,918	$(30,619)	$(48,144)	$(50,429)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Operating Activities
Net income (loss)	$111,623	$(20,152)	$(34,172)	$(36,738)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Equity in income (income) loss of subsidiaries	(18,787)	5,519	14,781	19,498
Extinguishment of debt	(134,514)	—	—	—
Increase in accrued interest and fees payable	7,053	14,448	19,119	17,498
Costs associated with stock plan	2,922	—	—	—
Increase (decrease) in other	(2,872)	371	(3,561)	(293)

Net cash used in operating activities	(34,575)	186	(3,833)	(35)
Investing Activities
Net (increase) decrease in intercompany loans	—	—	4,225	—
Dividend received from subsidiaries	5,402	—	—	—
Capital contribution to subsidiaries	(80,205)	—	—	—

Net cash provided by (used in) investing activities	(74,803)	—	4,225	—
Financing Activities
Repayment of borrowed funds	(49,000)	—	—	—
Recapitalization transaction fees	(14,360)	—	—	—
Issuance of common stock	175,000	—	—	—

Net cash provided by (used in) financing activities	111,640	—	—	—
Increase (decrease) in cash and cash equivalents	2,262	186	392	(35)
Cash and cash equivalents at beginning of year	2,976	2,584	2,584	2,619

Cash and cash equivalents at end of year	$5,238	$2,770	$2,976	$2,584